Long-term Debt	6 Months Ended
Jun. 30, 2018
Borrowings [Abstract]
Long-Term Debt

14. LONG-TERM DEBT

As at	US$ Principal Amount	June 30, 2018	December 31, 2017
Revolving Term Debt (1)	-	-	-
U.S. Dollar Denominated Unsecured Notes	7,650	10,074	9,597
Total Debt Principal		10,074	9,597
Debt Discounts and Transaction Costs		(82)	(84)
Long-Term Debt		9,992	9,513

(1)Revolving term debt may include Bankers’ Acceptances, London Interbank Offered Rate based loans, prime rate loans and U.S. base rate loans.

As at June 30, 2018, the Company is in compliance with all of the terms of its debt agreements.